SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Seamless Group Inc [Member] - Sino Dynamic Solutions Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Purchase of intangible assets	$ 2,551,184
Support and maintenance costs	$ 919,654	$ 919,404